Rex AI Equity Premium Income ETF

Schedule of Investments

August 31, 2024 (unaudited)

		Shares	Value
102.87%	COMMON STOCK
5.70%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	5,981	$977,176
	Meta Platforms, Inc.	2,040	1,063,472
			2,040,648

2.96%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	5,933	1,059,041

94.21%	INFORMATION TECHNOLOGY
	Arm Holdings plc ADR(A)	29,282	3,890,992
	Adobe, Inc.(A)	1,893	1,087,358
	Advanced Micro Devices(A)	7,522	1,117,468
	Apple, Inc.	4,533	1,038,057
	Arista Networks, Inc.(A)	3,118	1,101,839
	Broadcom, Inc.	6,932	1,128,668
	Cadence Design Systems(A)	3,989	1,072,762
	Cisco Systems, Inc.	21,364	1,079,737
	CrowdStrike Holdings, Inc.(A)	13,389	3,712,502
	Datadog, Inc. Class A(A)	9,812	1,140,743
	Intel Corp.(A)	46,415	1,022,987
	International Business Machines Corp.	5,267	1,064,619
	Micron Technology, Inc.	10,750	1,034,580
	Microsoft Corp.	2,440	1,017,822
	Nvidia Corp.	30,979	3,697,963
	Palantir Technologies Inc.(A)	108,155	3,404,719
	Palo Alto Networks, Inc.(A)	3,260	1,182,467
	Qualcomm, Inc.	6,252	1,095,976
	Salesforce, Inc.	4,081	1,032,085
	ServiceNow, Inc.(A)	1,258	1,075,590
	Super Micro Computer, Inc.(A)	1,595	698,132
	Synopsys, Inc.(A)	1,964	1,020,455
			33,717,520

102.87%	TOTAL COMMON STOCK		36,817,209

0.70%	DEBT SECURITIES
0.70%	TREASURIES
	US T-BILL DN 9/24/2024 09/24/2024 0.000%(A)	250,000	249,246

0.70%	TOTAL DEBT SECURITIES		249,246

103.57%	TOTAL INVESTMENTS		37,066,455

(3.57%)	Liabilities in excess of other assets		(1,277,356)
100.00%	NET ASSETS		$35,789,099

(A)   Non-income producing

ADR - Security represented is held by the custodian in the form of American Depository Receipts.

Rex AI Equity Premium Income ETF

Schedule of Shorts Investments

August 31, 2024 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(3.82%)	OPTIONS WRITTEN
(3.82%)	CALL
	Apple, Inc.	35	(801,500)	230	09/20/2024	$(16,730)
	Apple, Inc.	8	(183,200)	235	09/20/2024	(2,120)
	Apple, Inc.	2	(45,800)	240	09/20/2024	(270)
	Adobe, Inc.	14	(804,174)	550	09/20/2024	(55,860)
	Adobe, Inc.	1	(57,441)	560	09/20/2024	(3,340)
	Adobe, Inc.	2	(114,882)	580	09/20/2024	(4,520)
	Adobe, Inc.	1	(57,441)	590	09/20/2024	(1,855)
	Advanced Micro Devices	59	(876,504)	145	09/20/2024	(47,554)
	Advanced Micro Devices	3	(44,568)	152.5	09/20/2024	(1,245)
	Advanced Micro Devices	5	(74,280)	155	09/20/2024	(1,695)
	Advanced Micro Devices	6	(89,136)	160	09/20/2024	(1,212)
	Advanced Micro Devices	2	(29,712)	165	09/20/2024	(234)
	Amazon.com, Inc.	49	(874,650)	175	09/20/2024	(31,458)
	Amazon.com, Inc.	10	(178,500)	185	09/20/2024	(1,740)
	Arista Networks, Inc.	27	(954,126)	360	09/20/2024	(22,545)
	Arista Networks, Inc.	1	(35,338)	365	09/20/2024	(640)
	Arista Networks, Inc.	3	(106,014)	370	09/20/2024	(1,350)
	Arm Holdings plc	232	(3,082,816)	130	09/20/2024	(199,520)
	Arm Holdings plc	10	(132,880)	132	09/20/2024	(8,380)
	Arm Holdings plc	30	(398,640)	135	09/20/2024	(19,350)
	Arm Holdings plc	10	(132,880)	136	09/20/2024	(6,180)
	Arm Holdings plc	10	(132,880)	138	09/20/2024	(5,350)
	Broadcom, Inc.	52	(846,664)	160	09/20/2024	(49,920)
	Broadcom, Inc.	4	(65,128)	165	09/20/2024	(2,880)
	Broadcom, Inc.	3	(48,846)	166	09/20/2024	(1,890)
	Broadcom, Inc.	2	(32,564)	169	09/20/2024	(1,052)
	Broadcom, Inc.	6	(97,692)	170	09/20/2024	(3,060)
	Broadcom, Inc.	2	(32,564)	175	09/20/2024	(700)
	Cadence Design Systems	1	(26,893)	275	09/20/2024	(490)
	Cadence Design Systems	6	(161,358)	280	09/20/2024	(1,980)
	Cadence Design Systems	31	(833,683)	285	09/20/2024	(5,890)
	Cadence Design Systems	1	(26,893)	290	09/20/2024	(130)
	Salesforce, Inc.	38	(961,020)	260	09/20/2024	(11,020)
	Salesforce, Inc.	2	(50,580)	265	09/20/2024	(350)
	CrowdStrike Holdings, Inc.	101	(2,800,528)	260	09/20/2024	(220,786)
	CrowdStrike Holdings, Inc.	9	(249,552)	270	09/20/2024	(13,230)
	CrowdStrike Holdings, Inc.	19	(526,832)	280	09/20/2024	(17,480)
	CrowdStrike Holdings, Inc.	4	(110,912)	290	09/20/2024	(2,160)
	Cisco Systems, Inc.	169	(854,126)	47.5	09/20/2024	(54,080)
	Cisco Systems, Inc.	44	(222,376)	52.5	09/20/2024	(616)
	Datadog, Inc. Class A	94	(1,092,844)	120	09/20/2024	(18,142)
	Datadog, Inc. Class A	4	(46,504)	123	09/20/2024	(404)
	Alphabet, Inc. Class A	2	(32,676)	165	09/20/2024	(564)
	Alphabet, Inc. Class A	53	(865,914)	170	09/20/2024	(6,042)
	Alphabet, Inc. Class A	4	(65,352)	175	09/20/2024	(160)

Rex AI Equity Premium Income ETF
Schedule of Shorts Investments
August 31, 2024 (unaudited)

	OPTIONS WRITTEN Continued
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	International Business Machines Corp.	43	(869,159)	200	09/20/2024	$(19,006)
	International Business Machines Corp.	7	(141,491)	205	09/20/2024	(1,365)
	International Business Machines Corp.	2	(40,426)	210	09/20/2024	(134)
	Intel Corp.	416	(916,864)	21	09/20/2024	(64,480)
	Intel Corp.	32	(70,528)	22	09/20/2024	(3,168)
	Intel Corp.	16	(35,264)	22.5	09/20/2024	(1,200)
	Meta Platforms, Inc.	2	(104,262)	540	09/20/2024	(1,158)
	Meta Platforms, Inc.	18	(938,358)	550	09/20/2024	(6,030)
	Microsoft Corp.	1	(41,714)	425	09/20/2024	(462)
	Microsoft Corp.	21	(875,994)	430	09/20/2024	(6,195)
	Microsoft Corp.	1	(41,714)	435	09/20/2024	(178)
	Microsoft Corp.	1	(41,714)	440	09/20/2024	(107)
	Micron Technology, Inc.	95	(914,280)	100	09/20/2024	(24,225)
	Micron Technology, Inc.	4	(38,496)	103	09/20/2024	(600)
	Micron Technology, Inc.	4	(38,496)	105	09/20/2024	(512)
	Micron Technology, Inc.	4	(38,496)	109	09/20/2024	(260)
	ServiceNow, Inc.	1	(85,500)	850	09/20/2024	(2,510)
	ServiceNow, Inc.	11	(940,500)	860	09/20/2024	(21,637)
	Nvidia Corp.	235	(2,805,195)	121	09/20/2024	(109,275)
	Nvidia Corp.	20	(238,740)	123	09/20/2024	(7,300)
	Nvidia Corp.	10	(119,370)	128	09/20/2024	(2,190)
	Nvidia Corp.	11	(131,307)	129	09/20/2024	(2,112)
	Nvidia Corp.	22	(262,614)	132	09/20/2024	(3,036)
	Nvidia Corp.	11	(131,307)	133	09/20/2024	(1,309)
	Palo Alto Networks, Inc.	27	(979,344)	350	09/20/2024	(48,600)
	Palo Alto Networks, Inc.	2	(72,544)	360	09/20/2024	(2,292)
	Palo Alto Networks, Inc.	1	(36,272)	370	09/20/2024	(650)
	Palo Alto Networks, Inc.	1	(36,272)	375	09/20/2024	(479)
	Palo Alto Networks, Inc.	1	(36,272)	390	09/20/2024	(167)
	Palantir Technologies Inc.	895	(2,817,460)	32	09/20/2024	(111,875)
	Palantir Technologies Inc.	74	(232,952)	32.5	09/20/2024	(7,474)
	Palantir Technologies Inc.	38	(119,624)	33	09/20/2024	(3,230)
	Palantir Technologies Inc.	74	(232,952)	33.5	09/20/2024	(4,514)
	Qualcomm, Inc.	2	(35,060)	175	09/20/2024	(1,160)
	Qualcomm, Inc.	60	(1,051,800)	180	09/20/2024	(21,000)
	Super Micro Computer, Inc.	15	(656,550)	470	09/20/2024	(29,475)
	Synopsys, Inc.	2	(103,916)	530	09/20/2024	(1,920)
	Synopsys, Inc.	15	(779,370)	540	09/20/2024	(10,500)
	Synopsys, Inc.	2	(103,916)	550	09/20/2024	(850)
						(1,368,809)

(3.82%)	TOTAL OPTIONS WRITTEN					$(1,368,809)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of August 31, 2024:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
COMMON STOCK	$36,817,209			$36,817,209
DEBT SECURITIES	$249,246			249,246
TOTAL INVESTMENTS	$37,066,455			$37,066,455

OPTIONS WRITTEN		(1,368,809)		$(1,368,809)
TOTAL SHORT INVESTMENTS		(1,368,809)		$(1,368,809)

The cost of investments for Federal income tax purposes has been estimated a/o August 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $36,383,953, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,302,813
Gross unrealized depreciation	(1,989,121)
Net unrealized appreciation	$(686,307)